Property and Equipment	12 Months Ended
Dec. 31, 2025
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 9: PROPERTY AND EQUIPMENT

The following table presents activity of the Company’s property and equipment during the years ended December 31, 2025, and 2024:

	Computers and Software	Office Equipment & Furniture	Leasehold Improvements	Communication & Equipment	Total

Property and equipment, at cost:
Balance at January 1, 2024	208	105	105	154	572
Additions	19	-	-	1	20
Adjustments arising from translating financial statements from functional currency to presentation currency	2	-	-	-	2
Deconsolidated subsidiary	(71)	(18)	-	(146)	(235)
Balance at December 31, 2024	158	87	105	9	359
Additions	14	-	-	-	14
Disposal of fixed assets	(111)	(87)	(105)	(4)	(307)
Balance at December 31, 2025	61	-	-	5	66

Accumulated depreciation:
Balance at January 1, 2024	144	26	21	40	231
Depreciation expense	42	7	11	23	83
Deconsolidated subsidiary	(64)	(16)	(2)	(58)	(140)
Balance at December 31, 2024	122	17	30	5	174
Depreciation expense	28	5	10	2	45
Disposals	(111)	(22)	(40)	(4)	(177)
Balance at December 31, 2025	39	-	-	3	42

Net assets at December 31, 2025	$22	$-	$-	2	$24
Net assets at December 31, 2024	$36	$70	$75	$4	$185